Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.94285%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,286,990.76

Principal:
Principal Collections	$28,116,688.36
Prepayments in Full	$16,121,168.83
Liquidation Proceeds	$339,134.94
Recoveries	$39,364.19
Sub Total	$44,616,356.32
Collections	$49,903,347.08

Purchase Amounts:
Purchase Amounts Related to Principal	$25,411.31
Purchase Amounts Related to Interest	$216.02
Sub Total	$25,627.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,928,974.41

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,928,974.41
Servicing Fee	$1,042,841.03	$1,042,841.03	$0.00	$0.00	$48,886,133.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,886,133.38
Interest - Class A-2a Notes	$897,428.77	$897,428.77	$0.00	$0.00	$47,988,704.61
Interest - Class A-2b Notes	$630,369.42	$630,369.42	$0.00	$0.00	$47,358,335.19
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$45,591,015.19
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$45,278,965.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,278,965.19
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$45,111,591.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,111,591.19
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,111,591.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,111,591.19
Regular Principal Payment	$50,119,664.36	$45,111,591.19	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,928,974.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,111,591.19
Total					$45,111,591.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,030,359.77	$83.17	$897,428.77	$2.76	$27,927,788.54	$85.93
Class A-2b Notes	$18,081,231.42	$83.17	$630,369.42	$2.90	$18,711,600.84	$86.07
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,111,591.19	$28.57	$3,774,542.19	$2.39	$48,886,133.38	$30.96

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$277,555,290.09	0.8540163	$250,524,930.32	0.7708459
Class A-2b Notes	$185,663,138.66	0.8540163	$167,581,907.24	0.7708459
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,179,358,428.75	0.7469305	$1,134,246,837.56	0.7183597

Pool Information
Weighted Average APR	5.300%	5.315%
Weighted Average Remaining Term	49.39	48.64
Number of Receivables Outstanding	37,083	36,175
Pool Balance	$1,251,409,234.12	$1,206,595,024.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,203,538,858.56	$1,160,817,736.26
Pool Factor	0.7603926	0.7331622

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$45,777,288.45
Targeted Overcollateralization Amount	$77,356,260.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,348,187.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$211,805.97
(Recoveries)		11	$39,364.19
Net Loss for Current Collection Period			$172,441.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1654%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2830%
Second Prior Collection Period			0.5037%
Prior Collection Period			0.3962%
Current Collection Period			0.1684%
Four Month Average (Current and Prior Three Collection Periods)			0.3378%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		544	$1,948,897.99
(Cumulative Recoveries)			$76,039.95
Cumulative Net Loss for All Collection Periods			$1,872,858.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1138%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,582.53
Average Net Loss for Receivables that have experienced a Realized Loss			$3,442.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	216	$8,785,119.15
61-90 Days Delinquent	0.14%	37	$1,729,565.52
91-120 Days Delinquent	0.03%	10	$329,299.66
Over 120 Days Delinquent	0.00%	1	$31,173.65
Total Delinquent Receivables	0.90%	264	$10,875,157.98

Repossession Inventory:
Repossessed in the Current Collection Period		12	$683,975.52
Total Repossessed Inventory		34	$1,926,971.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0947%
Prior Collection Period			0.0944%
Current Collection Period			0.1327%
Three Month Average			0.1073%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1732%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,153,583.22
2 Months Extended	103	$4,964,393.54
3+ Months Extended	23	$992,206.30

Total Receivables Extended	203	$9,110,183.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer